DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	12 Months Ended
Dec. 31, 2024
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

NOTE 3: — DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

a.Amendments to IFRS 9, “Financial Instruments”, and IFRS 7, “Financial Instruments: Disclosures”:

On May 30, 2024, the IASB issued “Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7” (“the Amendments”). The Amendments clarify certain aspects of the classification and measurement of financial instruments.

NOTE 3: — DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION  (Cont.)

The Amendments address the following:

●	Derecognition of a financial liability settled through an electronic transfer system - an entity is permitted to make an accounting policy election to derecognize a financial liability (or part of it) that is settled in cash using an electronic payment system before the settlement date if certain conditions are met. An entity that makes this accounting policy election is required to apply it to all financial liabilities settled using the same electronic payment system.
●	Assessing contractual cash flow characteristics for the classification of financial assets - the Amendments clarify how to assess the characteristics of contractual cash flows of financial assets with features linked to environmental, social and corporate governance (ESG) targets and other similar contingent features. The Amendments also enhance the description of the term ‘non-recourse’ and clarify the characteristics of contractually linked instruments (CLIs).
●	Disclosures – the Amendments to IFRS 7 introduce new disclosure requirements for financial assets and liabilities with contractual terms that include contingent features (including ESG-related) and new disclosures for investments in equity instruments measured at fair value through other comprehensive income (loss) (FVTOCI).

The Amendments are to be applied retrospectively commencing from annual reporting periods beginning on or after January 1, 2026. Earlier application is permitted subject to disclosure. An entity is permitted to early adopt only the Amendments that relate to the classification of financial assets and the related disclosures. An entity is not required to restate prior periods, but may do so if, and only if, it is possible to do so without the use of hindsight.

The Amendments are not expected to have a material effect on the Company’s consolidated financial statements.

b.IFRS 18, “Presentation and Disclosure in Financial Statements”:

In April 2024, the IASB issued IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”) which replaces IAS 1, “Presentation of Financial Statements”.

IFRS 18 is aimed at improving comparability and transparency of communication in financial statements.

IFRS 18 retains certain existing requirements of IAS 1 and introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information.

IFRS 18 does not modify the recognition and measurement provisions of items in the financial statements. However, since items within the statement of profit or loss must be classified into one of five categories (operating, investing, financing, taxes on income and discontinued operations), it may change the entity’s operating profit. Moreover, the publication of IFRS 18 resulted in consequential narrow scope amendments to other accounting standards, including IAS 7, “Statement of Cash Flows” and IAS 34, “Interim Financial Reporting”.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively. Early adoption is permitted commencing from January 1, 2025, subject to disclosure.

The Company is evaluating the effects of IFRS 18, including the effects of the consequential amendments to other accounting standards, on its consolidated financial statements.